                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-08006

                          SCUDDER MG INVESTMENTS TRUST
                     --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        10/31

Date of reporting period:       10/31/05

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Fixed Income Fund

Annual Report to Shareholders

October 31, 2005

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Report of Independent Registered Public Accounting Firm

Click Here Tax Information

Click Here Shareholder Meeting Results

Click Here Investment Management Agreement Approval

Click Here Trustees and Officers

Click Here Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the funds' objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond fund, may decline and the investor may lose principal value. Investors in the fund should be able to withstand fluctuations in the fixed income markets. The yield and value of the fund changes every day and can be affected by changes in interest rates, general market conditions and other political, social and economic developments, as well as specific matters relating to the companies in whose securities a fund invests. Additionally, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes, and market risks. Derivatives could produce disproportionate losses due to a variety of factors, including the unwillingness or inability of the counterparty to meet its obligations or unexpected price or interest-rate movements. All of these factors may result in greater share price volatility. Please read the fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary October 31, 2005

Scudder Fixed Income Fund

Classes A, B, C, Investment, R and Institutional

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Class R, Institutional Class and Investment Class are not subject to sales charges.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown for Class A, B, C and Institutional Class shares and during the 3-year, 5-year, 10-year and Life of Class periods for Class R and Investment Class shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on June 28, 2002 and for Class R shares for the periods prior to its inception on October 1, 2003 are derived from the historical performance of Institutional Class shares of the Scudder Fixed Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 10/31/05
Scudder Fixed Income Fund	1-Year	3-Year	5-Year	10-Year
Class A	1.28%	3.94%	6.37%	6.24%
Class B	.51%	3.16%	5.57%	5.45%
Class C	.52%	3.20%	5.58%	5.45%
Class R	1.04%	3.70%	6.11%	5.97%
Institutional Class	1.52%	4.20%	6.64%	6.52%
Lehman Brothers Aggregate Bond Index+	1.13%	3.84%	6.31%	6.32%
Scudder Fixed Income Fund	1-Year	3-Year	5-Year	Life of Class*
Investment Class	1.38%	4.03%	6.46%	5.87%
Lehman Brothers Aggregate Bond Index+	1.13%	3.84%	6.31%	5.97%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* Investment Class commenced operations on February 11, 1998. Index returns begin February 28, 1998.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Investment Class	Class R	Institutional Class
Net Asset Value: 10/31/05	$ 10.73	$ 10.72	$ 10.73	$ 10.71	$ 10.77	$ 10.73
10/31/04	$ 11.08	$ 11.07	$ 11.08	$ 11.06	$ 11.12	$ 11.08
Distribution Information: Twelve Months: Income Dividends as of 10/31/05	$ .44	$ .36	$ .36	$ .45	$ .41	$ .47
Capital Gains Distributions as of 10/31/05	$ .05	$ .05	$ .05	$ .05	$ .05	$ .05
October Income Dividend	$ .0369	$ .0300	$ .0300	$ .0388	$ .0345	$ .0392
SEC 30-day Yield++ as of 10/31/05	4.25%	3.70%	3.70%	4.67%	4.16%	4.71%
Current Annualized Distribution Rate++ as of 10/31/05	4.05%	3.30%	3.29%	4.27%	3.77%	4.30%

++ The SEC yield is net investment income per share earned over the month ended October 31, 2005, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 4.23%, 3.68%, 3.68% and 4.69% for Class A, B, C and Institutional Class, respectively, had certain expenses not been reduced. In addition, the current annualized distribution rates would have been 4.03%, 3.28%, 3.27% and 4.28% for Class A, B, C and Institutional Class, respectively, had certain expenses not been reduced. Yields and distribution rates are historical and will fluctuate. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on October 31, 2005. Distribution rate simply measures the level of dividends and is not a complete measure of performance.

Institutional Class Lipper Rankings — Intermediate Investment Grade Debt Funds Category as of 10/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	64	of	461	14
3-Year	146	of	403	36
5-Year	36	of	294	12
10-Year	11	of	139	8

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Institutional Class shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Fixed Income Fund — Class A [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended October 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 10/31/05
Scudder Fixed Income Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,672	$10,724	$13,005	$17,499
	Average annual total return	-3.28%	2.36%	5.39%	5.76%
Class B	Growth of $10,000	$9,761	$10,784	$13,014	$16,997
	Average annual total return	-2.39%	2.55%	5.41%	5.45%
Class C	Growth of $10,000	$10,052	$10,990	$13,118	$17,002
	Average annual total return	.52%	3.20%	5.58%	5.45%
Class R	Growth of $10,000	$10,104	$11,153	$13,453	$17,860
	Average annual total return	1.04%	3.70%	6.11%	5.97%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,113	$11,196	$13,581	$18,463
	Average annual total return	1.13%	3.84%	6.31%	6.32%

The growth of $10,000 is cumulative.

Growth of an Assumed $1,000,000 Investment
[] Scudder Fixed Income Fund — Institutional Class [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended October 31
Comparative Results as of 10/31/05
Scudder Fixed Income Fund		1-Year	3-Year	5-Year	10-Year
Institutional Class	Growth of $1,000,000	$1,015,200	$1,131,300	$1,379,100	$1,880,000
	Average annual total return	1.52%	4.20%	6.64%	6.52%
Lehman Brothers Aggregate Bond Index+	Growth of $1,000,000	$1,011,300	$1,119,600	$1,358,100	$1,846,300
	Average annual total return	1.13%	3.84%	6.31%	6.32%

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

Scudder Fixed Income Fund		1-Year	3-Year	5-Year	Life of Class*
Investment Class	Growth of $10,000	$10,138	$11,260	$13,673	$15,530
	Average annual total return	1.38%	4.03%	6.46%	5.87%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,113	$11,196	$13,581	$15,598
	Average annual total return	1.13%	3.84%	6.31%	5.97%

The growth of $10,000 is cumulative.

* Investment Class commenced operations on February 11, 1998. Index returns begin February 28, 1998.

+ Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Scudder Fixed Income Fund

Class S

Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit myScudder.com (Class S) for the Fund's most recent month-end performance.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns may differ by share class.

Returns shown for Class S shares for the periods prior to its inception on February 1, 2005 are derived from the historical performance of Institutional Class shares of the Scudder Fixed Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of Class S. Any difference in expenses will affect performance.

Average Annual Total Returns as of 10/31/05
Scudder Fixed Income Fund	1-Year	3-Year	5-Year	10-Year
Class S	1.34%	4.00%	6.44%	6.32%
Lehman Brothers Aggregate Bond Index+	1.13%	3.84%	6.31%	6.32%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

Growth of an Assumed $10,000 Investment
[] Scudder Fixed Income Fund — Class S [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended October 31
Comparative Results as of 10/31/05
Scudder Fixed Income Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,134	$11,250	$13,662	$18,449
	Average annual total return	1.34%	4.00%	6.44%	6.32%
Lehman Brothers Aggregate Bond Index+	Growth of $10,000	$10,113	$11,196	$13,581	$18,463
	Average annual total return	1.13%	3.84%	6.31%	6.32%

The growth of $10,000 is cumulative.

+ Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Net Asset Value and Distribution Information
Class S
Net Asset Value: 10/31/05	$ 10.73
2/1/05 (commencement of operations for Class S)	$ 11.02
Distribution Information: Nine Months: Income Dividends as of 10/31/05	$ .34
October Income Dividend	$ .0374
SEC 30-day Yield++ as of 10/31/05	4.51%
Current Annualized Distribution Rate++ as of 10/31/05	4.10%

++ The SEC yield is net investment income per share earned over the month ended October 31, 2005, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 4.37% for Class S had certain expenses not been reduced. In addition, the current annualized distribution rates would have been 3.96% had certain expenses not been reduced. Yields and distribution rates are historical and will fluctuate. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on October 31, 2005. Distribution rate simply measures the level of dividends and is not a complete measure of performance.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A, B, C, S and Institutional Class of the Fund limited these expenses; had they not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2005
Actual Fund Return	Class A	Class B	Class C	Investment Class
Beginning Account Value 5/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/05	$ 999.70	$ 995.90	$ 996.80	$ 1,000.60
Expenses Paid per $1,000*	$ 4.03	$ 7.80	$ 7.80	$ 3.08
		Class R	Class S	Institutional Class
Beginning Account Value 5/1/05		$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/05		$ 998.50	$ 1,000.90	$ 1,000.90
Expenses Paid per $1,000*		$ 5.26	$ 3.73	$ 2.77
Hypothetical 5% Fund Return	Class A	Class B	Class C	Investment Class
Beginning Account Value 5/1/05	$1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/05	$ 1,021.17	$ 1,017.39	$ 1,017.39	$ 1,022.13
Expenses Paid per $1,000*	$ 4.08	$ 7.88	$ 7.88	$ 3.11
		Class R	Class S	Institutional Class
Beginning Account Value 5/1/05		$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/05		$ 1,019.80	$ 1,021.48	$ 1,022.43
Expenses Paid per $1,000*		$ 5.32	$ 3.77	$ 2.80

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Investment Class
Scudder Fixed Income Fund	.80%	1.55%	1.55%	.61%
Annualized Expense Ratios		Class R	Class S	Institutional Class
Scudder Fixed Income Fund		1.05%	.74%	.55%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

Scudder Fixed Income Fund: A Team Approach to Investing

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for Scudder Fixed Income Fund. DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Effective December 2, 2005, Aberdeen Asset Management Inc. ("AAMI"), a US registered investment advisor, is the subadvisor for the fund. AAMI provides a full range of international investment advisory services to institutional and retail clients.

AAMI is a direct wholly owned subsidiary of Aberdeen Asset Management PLC, the parent company of an asset management group formed in 1983.

Portfolio Management Team

The fund's subadvisor is AAMI. The following members of the management team handle the day-to-day operations of the fund.

Gary W. Bartlett, CFA

CIO for Active Fixed Income and senior portfolio manager specializing in taxable municipal, utility and government fixed income investments: Philadelphia.

Joined Aberdeen Asset Management Inc. in 2005.

Formerly, Managing Director of Deutsche Asset Management; joined Deutsche Asset Management in 1992 after nine years of experience as an analyst and fixed income portfolio manager at PNC Financial and credit analyst at First Pennsylvania Bank.

BA from Bucknell University; MBA from Drexel University.

Warren S. Davis, III

Senior portfolio manager for mortgage- and asset-backed fixed income investments: Philadelphia.

Joined Aberdeen Asset Management Inc. in 2005.

Formerly, Managing Director of Deutsche Asset Management; joined Deutsche Asset Management in 1995 after nine years of experience as a trader, analyst and developer of analytical and risk management systems for PaineWebber and Merrill Lynch.

BS from Pennsylvania State University; MBA from Drexel University.

Thomas J. Flaherty

Senior portfolio manager for corporate and taxable municipal fixed income investments: Philadelphia.

Joined Aberdeen Asset Management Inc. in 2005.

Formerly, Managing Director of Deutsche Asset Management; joined Deutsche Asset Management in 1995 after 10 years of fixed income experience, including vice president for US taxable fixed income securities at Prudential Securities.

BA from SUNY Stony Brook.

J. Christopher Gagnier

Head of Core Plus Fixed Income product and senior portfolio manager for corporate and commercial mortgages: Philadelphia.

Joined Aberdeen Asset Management Inc. in 2005.

Formerly, Managing Director of Deutsche Asset Management; joined Deutsche Asset Management in 1997 after 17 years of experience in fixed income investments at Paine Webber and Continental Bank.

BS from Wharton School of Business; MBA from University of Chicago.

Daniel R. Taylor, CFA

Senior portfolio manager for asset-backed and commercial mortgage fixed income investments: Philadelphia.

Joined Aberdeen Asset Management Inc. in 2005.

Formerly, Managing Director of Deutsche Asset Management; joined Deutsche Asset Management in 1998 after six years of experience as fixed income portfolio manager and senior credit analyst for CoreStates Investment Advisors.

BS from Villanova University.

Timothy C. Vile, CFA

Senior portfolio manager for Core Fixed Income and Global Aggregate Fixed Income: Philadelphia.

Joined Aberdeen Asset Management Inc. in 2005.

Formerly, Managing Director of Deutsche Asset Management; joined Deutsche Asset Management in 1991 as member of Core Fixed Income; seconded to the London office from January 1999 to June 2002 to design and develop the firm's European Credit and Global Aggregate capabilities; before joining Deutsche Asset Management, he had six years of experience that included portfolio manager for fixed income portfolios at Equitable Capital Management.

BS from Susquehanna University.

William T. Lissenden

Portfolio manager for Core Fixed Income: Philadelphia.

Joined Aberdeen Asset Management Inc. in 2005.

Formerly, Director of Deutsche Asset Management; joined Deutsche Asset Management in 2002 after 31 years of experience, including fixed income strategist and director of research at Conseco Capital Management, director of fixed income research and product management at Prudential Securities and national sales manager for fixed income securities at Prudential Securities.

BS from St. Peter's College; MBA from Baruch College.

In the following interview, Gary Bartlett, senior portfolio manager for Scudder Fixed Income Fund, discusses the recent market environment and strategy in managing the fund during its most recent annual period ended October 31, 2005.

Q:  How did the bond market perform during the period under review?

A:  A steadfast "measured" US Federal Reserve Board (the Fed), combined with more-sustained bouts of inflationary concerns, finally had the effect of pressuring long-term interest rates upward in the latter part of the annual period. The fed funds rate ended the fiscal year 200 basis points higher at 3.75%, after the Federal Open Market Committee enacted eight 25-basis-point increases.1 The Treasury yield curve had confounded the market early in the period by flattening in a nontraditional manner for a period of Fed tightening, i.e. long rates remaining relatively unchanged as shorter rates rose.2 But, as the year progressed, accelerating increases in 10-year rates relative to 2-year Treasuries resulted in a more-traditional curve flattening for a rising-rate period. In this environment, 2-year Treasuries increased by 183 basis points (1.83 percentage points, ending at 4.38%) while 10-year notes were 52 basis points higher (at 4.55%). The 2-year to 10-year Treasury curve flattened by 133 basis points for the period under review.

1 The federal funds rate is the overnight rate charged by banks when they borrow money from each other. Set by the Federal Open Market Committee (FOMC), the fed funds rate is the most sensitive — and closely watched — indicator concerning the direction of short-term interest rates. The FOMC is a key committee within the US Federal Reserve System and meets every six weeks to review Fed policy on short-term rates. Based on current Fed policy, the FOMC may choose to raise or lower the fed funds rate to either add liquidity to the economy or remove it.

2 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as ``steep'' this is especially true), the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

Rising rates and widening yield spreads in the major spread sectors — single-family mortgage-backed and corporate issues — resulted in meager, albeit positive, returns for fixed-income securities. The Lehman Brothers Aggregate Bond Index returned 1.13% for the period as the US Treasury Index had a 0.88% return.3

3 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more. The US Treasury Index represents the estimated monthly return based on the discount rate quoted on the last business day of the month of 12-month US Treasuries. Index returns assume reinvestment of all distributions and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Market psychology ebbed and flowed during the year as inflationary concerns increased with sustained economic growth and stronger rhetoric from the Fed. The credit sector, which had performed well in recent years, finally fell victim to both full valuations and to the fallout following a meltdown within the auto sector. Corporate issues were the worst-performing sector for the year, underperforming benchmark Treasuries for the period. Higher-quality spread sectors — mortgage and asset-backed issues — marginally outperformed comparable-maturity Treasuries for the period. Single-family mortgages suffered most directly from the effects of rising rates, however, and underperformed Treasuries significantly as the year progressed.

Q:  How did Scudder Fixed Income Fund perform during the period?

A:  Scudder Fixed Income Fund Class A shares returned 1.28% for the 12-month period ending October 31, 2005. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 3 through 9 for the performance for other share classes and for more complete performance information.) This compares with 0.82% for the average fund in the Lipper Intermediate Investment Grade Debt Funds category and 1.13% for the Lehman Brothers Aggregate Bond Index, the fund's benchmark.4

4 The Lipper Intermediate Investment Grade Debt Funds category consists of funds that invest at least 65% of assets in investment-grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to 10 years. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into this category. It is not possible to invest directly in a Lipper category.

Q:  What factors impacted the fund's performance?

A:  Our overweight in corporate bonds detracted from performance as it was the worst-performing sector of the bond market for the period. However, good individual security selection helped to offset the effects of generically widening spreads over the past year. Additionally, our overweight position in corporate issues was reduced during the period and this tended to mitigate the effect of negative corporate performance on the portfolio.

Similarly, the effects of rising rates on single-family mortgage securities were less pronounced on our portfolio in that our overweight position was dominated by structured securities (Collateralized Mortgage Obligations or CMOs), which are less interest-rate-sensitive than are the pass-through issues which populate the mortgage index. Additionally, our overweight positions in the asset-backed and commercial mortgage-backed sectors, which were the best-performing parts of the market during the year, helped our performance.

Q:  Do you have any final thoughts for investors?

A:  The recent proliferation of natural disasters is yet another reminder of the unpredictability of macro factors affecting the market. Besides the weather, a number of man-made imponderables recently arose. The Chinese devalued their currency, 30-year US Treasury securities were reintroduced to the market, Japanese and German elections occurred and new geopolitical risks arose in London and Gaza, adding to the ongoing Iraq situation. Interpreting such variables seems no easier than predicting the weather — or interest rates, for that matter.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary October 31, 2005

Asset Allocation	10/31/05	10/31/04

Commercial and Non-Agency Mortgage-Backed Securities	22%	7%
Collateralized Mortgage Obligations	20%	30%
Corporate Bonds	16%	23%
US Treasury Obligations	13%	6%
Foreign Bonds — US$ Denominated	8%	9%
US Government Agency Sponsored Pass-Throughs	7%	6%
Asset Backed	6%	10%
Municipal Bonds and Notes	4%	6%
Cash Equivalents	3%	2%
Government National Mortgage Association	1%	1%
	100%	100%
Corporate and Foreign Bonds Diversification (Excludes Cash Equivalents)	10/31/05	10/31/04

Financials	47%	49%
Consumer Discretionary	12%	5%
Utilities	12%	11%
Industrials	12%	11%
Energy	6%	9%
Telecommunication Services	5%	7%
Materials	4%	1%
Health Care	2%	3%
Sovereign Bonds	—	4%
	100%	100%
Quality	10/31/05	10/31/04

US Government and Agencies	41%	43%
AAA*	32%	24%
AA	4%	4%
A	9%	14%
BBB	14%	14%
BB	—	1%
	100%	100%

* Includes cash equivalents

Effective Maturity	10/31/05	10/31/04

Under 1 year	9%	13%
1 < 5 years	39%	40%
5 < 10 years	37%	23%
10 < 15 years	6%	12%
15 years or greater	9%	12%
	100%	100%

Weighted average effective maturity: 6.75 years and 7.25 years, respectively.

Asset allocation, corporate and foreign bond diversification, quality and effective maturity are subject to change.

The quality ratings represent the lower of Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the Fund's investment portfolio, see page 20. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th day of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of October 31, 2005

	Principal Amount ($)	Value ($)

Corporate Bonds 16.2%
Consumer Discretionary 3.0%
Auburn Hills Trust, 12.375%, 5/1/2020	432,000	636,713
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	1,405,000	1,824,496
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	5,597,000	6,147,543
DaimlerChrysler NA Holding Corp.:
4.75%, 1/15/2008	3,973,000	3,931,740
Series E, 4.78%*, 10/31/2008	2,400,000	2,398,661
Harrah's Operating Co., Inc.:
144A, 5.625%, 6/1/2015	4,689,000	4,499,433
144A, 5.75%, 10/1/2017	1,787,000	1,691,067
R.R. Donnelley & Sons Co., 144A, 4.95%, 5/15/2010	4,065,000	3,993,830
TCI Communications, Inc., 8.75%, 8/1/2015	2,490,000	3,004,728
Tele-Communications, Inc., 10.125%, 4/15/2022	1,980,000	2,678,849
Time Warner, Inc.:
6.625%, 5/15/2029	3,590,000	3,628,435
7.625%, 4/15/2031	2,415,000	2,722,946
		37,158,441
Energy 0.6%
Enterprise Products Operating LP:
4.95%, 6/1/2010	2,015,000	1,962,658
Series B, 5.0%, 3/1/2015	657,000	614,543
Series B, 6.375%, 2/1/2013	114,000	118,023
7.5%, 2/1/2011	4,178,000	4,512,273
		7,207,497
Financials 7.7%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	10,707,000	11,967,375
American General Finance Corp.:
2.75%, 6/15/2008	3,218,000	3,038,712
Series H, 3.0%, 11/15/2006	110,000	107,953
Series H, 4.0%, 3/15/2011	20,000	18,786
American General Institutional Capital, 144A, 8.125%, 3/15/2046	7,382,000	9,298,692
American International Group, Inc., 144A, 5.05%, 10/1/2015	4,900,000	4,789,652
AmerUs Group Co., 5.95%, 8/15/2015	746,000	731,784
Bear Stearns Companies, Inc., 5.3%, 10/30/2015	2,885,000	2,845,444
BFC Finance Corp., Series 96-A, 7.375%, 12/1/2017	6,063,000	6,864,104
Citizens Property Insurance Corp., Series 1997-A, 144A, 6.85%, 8/25/2007	5,400,000	5,557,702
Downey Financial Corp., 6.5%, 7/1/2014	25,000	25,217
Duke Capital LLC, 4.302%, 5/18/2006	4,514,000	4,506,101
ERP Operating LP:
6.63%, 4/13/2015	5,725,000	6,155,778
6.95%, 3/2/2011	1,697,000	1,825,658
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	3,510,000	4,147,479
Ford Motor Credit Co.:
6.5%, 1/25/2007	2,472,000	2,442,665
6.875%, 2/1/2006	6,795,000	6,791,507
General Motors Acceptance Corp.:
6.125%, 8/28/2007	1,955,000	1,924,903
6.15%, 4/5/2007	165,000	162,797
6.5%, 12/5/2005	720,000	720,373
HSBC Bank USA, 5.625%, 8/15/2035	2,372,000	2,252,155
HSBC Finance Corp., 5.0%, 6/30/2015	1,661,000	1,600,114
Marsh & McLennan Companies, Inc., 5.15%, 9/15/2010	2,635,000	2,590,411
Merrill Lynch & Co., Inc., Series C, 4.79%, 8/4/2010	4,949,000	4,872,597
Nationwide Financial Services, Inc., 5.1%, 10/1/2015	1,315,000	1,274,240
NLV Financial Corp., 144A, 6.5%, 3/15/2035	985,000	927,785
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006	1,404,690	1,401,515
PNC Funding Corp., 6.875%, 7/15/2007	59,000	60,953
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013	1,461,000	1,401,280
Verizon Global Funding Corp., 7.75%, 12/1/2030	3,034,000	3,518,706
		93,822,438
Health Care 0.5%
Health Care Service Corp., 144A, 7.75%, 6/15/2011	5,517,000	6,238,635
Industrials 0.8%
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	1,999,397	2,121,360
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011	2,997,122	3,135,827
Centex Corp.:
5.25%, 6/15/2015	855,000	801,459
5.45%, 8/15/2012	4,280,000	4,165,377
		10,224,023
Materials 0.4%
Newmont Mining Corp., 5.875%, 4/1/2035	5,022,000	4,823,983
Weyerhaeuser Co.:
7.125%, 7/15/2023	261,000	274,867
7.375%, 3/15/2032	153,000	164,812
		5,263,662
Telecommunication Services 0.3%
ALLTEL Corp., 4.656%, 5/17/2007	50,000	49,756
Ameritech Capital Funding, 6.25%, 5/18/2009	10,000	10,318
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012	3,931,000	3,950,050
		4,010,124
Utilities 2.8%
CC Funding Trust I, 6.9%, 2/16/2007	27,000	27,606
Centerior Energy Corp., Series B, 7.13%, 7/1/2007	173,000	179,106
Cleveland Electric Illuminating Co., 7.43%, 11/1/2009	7,076,000	7,665,834
Consolidated Natural Gas Co., 6.0%, 10/15/2010	1,865,000	1,933,679
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	5,983,000	5,685,340
5.0%, 2/15/2012	4,118,000	4,037,954
Entergy Louisiana, Inc., 6.3%, 9/1/2035	1,385,000	1,293,307
Pedernales Electric Cooperative, Series 02-A, 144A, 6.202%, 11/15/2032	5,694,000	6,165,406
Sempra Energy, 4.621%, 5/17/2007	25,000	24,865
TXU Energy Co., 7.0%, 3/15/2013	2,638,000	2,746,960
Xcel Energy, Inc., 7.0%, 12/1/2010	4,164,000	4,481,630
		34,241,687
Total Corporate Bonds (Cost $196,733,312)		198,166,507

Foreign Bonds — US$ Denominated 8.4%
Energy 0.8%
Petro-Canada, 5.95%, 5/15/2035	2,440,000	2,381,952
TXU Electricity Ltd., 144A, 6.75%, 12/1/2006	7,518,000	7,666,962
		10,048,914
Financials 3.9%
BNP Paribas SA, 144A, 5.186%, 6/29/2049	555,000	533,638
BSKYB Finance UK PLC, 144A, 5.625%, 10/15/2015	4,400,000	4,332,790
ChinaTrust Commercial Bank, 144A, 5.625%, 12/29/2049	4,845,000	4,669,354
Chuo Mitsui Trust & Banking Co., Ltd, 144A, 5.506%, 4/15/2049	5,285,000	5,004,139
HBOS PLC, 144A, 5.92%, 9/29/2049	800,000	788,346
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	11,200,000	10,966,480
Mizuho Financial Group, 8.375%, 12/29/2049	9,730,000	10,411,100
National Capital Trust II, 144A, 5.486%, 12/29/2049	4,807,000	4,747,047
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	2,747,000	3,156,965
Skandinaviska Enskilda Banken AB, 144A, 5.471%, 3/29/2049	2,970,000	2,908,551
		47,518,410
Industrials 2.0%
Autopista Del Maipo, 144A, 7.373%, 6/15/2022	9,709,000	11,060,590
Tyco International Group SA:
6.75%, 2/15/2011	8,785,000	9,342,926
6.875%, 1/15/2029	2,611,000	2,901,863
7.0%, 6/15/2028	1,017,000	1,140,532
Vale Overseas Ltd., 8.25%, 1/17/2034	256,000	276,480
		24,722,391
Materials 0.6%
Alcan, Inc., 5.75%, 6/1/2035	285,000	268,063
Celulosa Arauco y Constitucion SA:
5.625%, 4/20/2015	4,683,000	4,547,928
7.75%, 9/13/2011	50,000	54,784
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	2,318,000	2,298,450
		7,169,225
Sovereign Bonds 0.0%
United Mexican States, 8.375%, 1/14/2011	454,000	516,425
Telecommunication Services 1.0%
British Telecommunications PLC, 8.875%, 12/15/2030	4,036,000	5,272,457
Telecom Italia Capital:
5.25%, 11/15/2013	5,065,000	4,951,772
5.25%, 10/1/2015	1,600,000	1,540,225
		11,764,454
Utilities 0.1%
Scottish Power PLC, 5.81%, 3/15/2025	1,492,000	1,467,208
Total Foreign Bonds — US$ Denominated (Cost $102,472,791)		103,207,027

Asset Backed 6.2%
Automobile Receivables 1.3%
AmeriCredit Automobile Receivables Trust, "A4", Series 2002-A, 4.61%, 1/12/2009	332,122	332,125
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009	6,193,197	6,134,464
"A4", Series 2002-2, 4.3%, 3/15/2010	2,123,830	2,117,539
"C", Series 2002-4, 4.56%, 11/16/2009	875,686	872,058
"B", Series 2002-2, 4.67%, 3/15/2010	1,728,614	1,703,296
"B", Series 2002-1, 5.37%, 1/15/2010	1,576,172	1,571,576
Onyx Acceptance Owner Trust, "A3", Series 2003-D, 2.4%, 12/15/2007	27,216	27,118
Whole Auto Loan Trust, "B", Series 2004-1, 3.13%, 3/15/2011	3,066,451	3,013,698
		15,771,874
Credit Card Receivables 0.0%
American Express Credit Account Master Trust, "B", Series 2003-4, 1.9%, 1/15/2009	40,000	39,303
Discover Card Master Trust I, "A", Series 2001-6, 5.75%, 12/15/2008	60,000	60,403
		99,706
Home Equity Loans 4.7%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015	71,483	72,865
Bayview Financial Acqusition Trust, "AF1", Series 2005-D, 5.45%, 2/28/2045	12,225,000	12,224,804
Bear Stearns Asset Backed Securities NIM, "A1", Series 2005-HE2N, 144A, 5.0%, 2/25/2035	2,213,519	2,209,023
Countrywide Asset-Backed Certificates:
"AF2", Series 2005-7, 4.367%, 11/25/2035	8,581,000	8,444,526
"NOTE", Series 2003-BC3N, 144A, 8.0%, 9/25/2033	510,142	510,142
First Franklin Mortgage Loan NIM, "N1", Series 2005-FF1N, 144A, 3.9%, 12/25/2034	124,840	124,840
First Franklin NIM Trust, "NOTE", Series 2004-FF6A, 144A, 5.75%, 7/25/2034	1,139,565	1,142,414
Green Tree Home Equity Loan Trust, "M2", Series 1999-C, 8.36%, 7/15/2030	26,685	27,119
Master Asset Backed Securities Trust, "A1B", Series 2005-AB1, 5.143%, 11/25/2035	9,190,000	9,189,917
New Century Home Equity Loan Trust, "A6", Series 2005-A, 4.954%, 8/25/2035	1,835,000	1,776,862
Nomura Home Equity Loan Trust NIM, "NOTE", Series 2005-FM1, 144A, 5.5%, 5/25/2035	5,724,418	5,704,741
Park Place Securities NIM Trust:
"A", Series 2005-WCH1, 144A, 4.0%, 2/25/2035	1,934,749	1,925,075
"A", Series 2004-WHQ2, 144A, 4.0%, 2/25/2035	1,684,144	1,678,704
"A", Series 2005-WCW1, 144A, 4.25%, 9/25/2035	5,072,250	5,046,889
"A", Series 2004-MCW1, 144A, 4.458%, 9/25/2034	1,290,880	1,288,460
Renaissance Home Equity Loan Trust, "AF3", Series 2005-2, 4.499%, 8/25/2035	5,428,000	5,334,574
Residential Asset Mortgage Products, Inc., "AI2", Series 2004-RS7, 4.0%, 9/25/2025	45,000	44,690
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	1,001,516	1,012,225
		57,757,870
Industrials 0.1%
Northwest Airlines, Inc., "G", Series 1999-3, 7.935%, 4/1/2019	1,104,850	1,092,166
Manufactured Housing Receivables 0.1%
Access Financial Manufacturing Housing Contract Trust, "A3", Series 1995-1, 7.1%, 5/15/2021	24,544	24,554
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2027	1,351,708	1,400,351
		1,424,905
Total Asset Backed (Cost $76,460,527)		76,146,521
	Shares	Value ($)

Preferred Stocks 0.2%
Financials
Farm Credit Bank of Texas, Series 1 (Cost $2,592,437)	2,392,000	2,611,275
	Principal Amount ($)	Value ($)

US Government Agency Sponsored Pass-Throughs 6.8%
Federal Home Loan Bank, 7.5%, 2/1/2010	101,419	102,591
Federal Home Loan Mortgage Corp.:
5.0%, with various maturities from 1/1/2034 until 4/1/2035 (c)	7,830,078	7,553,858
5.5%, 1/1/2034	2,892,450	2,857,398
6.5%, 1/1/2035	5,089,328	5,224,815
7.5%, 12/1/2010	97,624	98,752
Federal National Mortgage Association:
4.5%, with various maturities from 7/1/2018 until 10/1/2033 (c)	12,551,253	11,753,379
5.0%, with various maturities from 9/1/2023 until 5/1/2034	19,157,736	18,559,233
5.5%, with various maturities from 7/1/2024 until 3/1/2025	17,300,423	17,183,127
6.0%, with various maturities from 10/1/2022 until 4/1/2024	8,687,453	8,823,146
6.5%, with various maturities from 5/1/2023 until 12/1/2033	7,617,554	7,879,384
7.13%, 1/1/2012	1,735,176	1,763,139
7.5%, with various maturities from 10/1/2011 until 8/1/2013	752,182	777,380
9.0%, 11/1/2030	157,303	173,018
Total US Government Agency Sponsored Pass-Throughs (Cost $84,658,128)		82,749,220

Commercial and Non-Agency Mortgage-Backed Securities 22.1%
ABN AMRO Mortgage Corp., "A5", Series 2003-4, 4.75%, 3/25/2033	5,818,033	5,789,884
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	8,040,000	8,040,000
Banc of America Commercial Mortgage, Inc., "A1A", Series 2000-1, 7.109%, 11/15/2031	67,443	69,470
Bank of America Mortgage Securities:
"2A6", Series 2004-F, 4.16%*, 7/25/2034	20,000	19,553
"2A6", Series 2004-G, 4.657%*, 8/25/2034	40,000	39,876
Chase Commercial Mortgage Securities Corp., "A2", Series 1996-2, 6.9%, 11/19/2028	360,965	361,823
Chase Mortgage Finance Corp., "A1", Series 2003-S2, 5.0%, 3/25/2018	13,761	13,596
Citigroup Commercial Mortgage Trust, "A5", Series 2004-C2, 4.733%, 10/15/2041	5,349,000	5,147,387
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	4,349,099	4,478,210
Citigroup/Deutsche Bank Commercial Mortgage Trust, "AM", Series 2005-CD1, 5.225%, 9/15/2020 (d)	5,805,000	5,786,337
Countrywide Alternative Loan Trust:
"A2", Series 2003-6T2, 5.0%, 6/25/2033	37,221	37,119
"A2", Series 2003-21T1, 5.25%, 12/25/2033	5,804,785	5,793,157
"A4", Series 2004-14T2, 5.5%, 8/25/2034	5,746,489	5,746,438
"4A3", Series 2005-43, 5.783%*, 10/25/2035	5,780,557	5,798,667
"7A1", Series 2004-J2, 6.0%, 12/25/2033	2,353	2,349
"1A1", Series 2004-J1, 6.0%, 2/25/2034	1,465,915	1,465,645
"A1", Series 2004-35T2, 6.0%, 2/25/2035	4,956,697	4,977,712
"A4", Series 2002-11, 6.25%, 10/25/2032	5,682,143	5,685,675
Countrywide Home Loans:
"A15", Series 2002-34, 4.75%, 1/25/2033	7,553,600	7,466,381
"A2", Series 2004-19, 5.25%, 10/25/2034	6,080,000	6,069,769
CS First Boston Mortgage Securities Corp., "4A1", Series 2003-17, 5.5%, 6/25/2033	46,697	46,662
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030	15,137	15,514
First Horizon Mortgage Pass-Through Trust, "2A1", Series 2005-AR2, 5.141%*, 6/25/2035	7,542,500	7,493,897
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1, 6.869%, 7/15/2029	2,302,339	2,360,995
GMAC Mortgage Corp. Loan Trust:
"A2", Series 2004-J1, 5.25%, 4/25/2034	4,798,333	4,758,692
"A15", Series 2004-J1, 5.25%, 4/25/2034	4,949,187	4,892,173
Greenwich Capital Commercial Funding Corp.:
"AJ", Series 2005-GG3, 4.859%, 8/10/2042	2,515,000	2,419,251
"B", Series 2005-GG3, 4.894%, 8/10/2042	7,045,000	6,757,857
"AM", Series 2005-GG5, 5.277%, 4/10/2037	4,349,000	4,307,685
GS Mortgage Securities Corp. II:
"AJ", Series 2005-GG4, 4.782%, 7/10/2039	3,119,000	2,976,244
"G", Series 2005-GG4, 144A, 5.45%, 7/10/2039	5,957,000	5,738,146
JP Morgan Mortgage Trust, "2A1", Series 2005-A8, 4.97%, 11/25/2035	5,775,000	5,701,080
JPMorgan Commercial Mortgage Finance Corp., "A3", Series 1997-C5, 7.088%, 9/15/2029	378,441	386,989
LB-UBS Commercial Mortgage Trust:
"A2", Series 2005-C2, 4.821%, 4/15/2030	5,385,000	5,324,620
"AJ", Series 2005-C3, 4.843%, 7/15/2040	90,000	86,145
Master Adjustable Rate Mortgages Trust:
"B1", Series 2004-13, 3.814%*, 12/21/2034	6,403,635	6,172,810
"3A1", Series 2005-2, 4.831%*, 3/25/2035	6,308,646	6,273,160
Master Alternative Loans Trust:
"3A1", Series 2004-5, 6.5%, 6/25/2034	720,144	733,422
"5A1", Series 2005-2, 6.5%, 12/25/2034	1,715,973	1,729,755
"8A1", Series 2004-3, 7.0%, 4/25/2034	916,289	925,345
"6A1", Series 2004-5, 7.0%, 6/25/2034	2,870,677	2,896,973
Master Asset Securitization Trust:
"8A1", Series 2003-6, 5.5%, 7/25/2033	1,826,980	1,789,299
"2A7", Series 2003-9, 5.5%, 10/25/2033	6,015,826	5,939,023
Morgan Stanley Capital I, "C", Series 1997-ALIC, 6.84%, 1/15/2028	556,259	555,441
Mortgage Capital Funding, Inc., "A3", Series 1997-MC1, 7.288%, 7/20/2027	342,823	348,431
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019	4,211,231	4,392,904
Structured Adjustable Rate Mortgage Loan:
"6A3", Series 2005-21, 5.4%, 11/25/2035	5,644,000	5,601,670
"5A1", Series 2005-18, 5.619%*, 9/25/2035	3,832,861	3,844,354
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	55,028	52,724
Wachovia Bank Commercial Mortgage Trust:
"AMFX", Series 2005-C20, 5.179%, 7/15/2042	12,020,000	11,826,077
"A4", Series 2005-C21, 5.274%, 10/17/2044	7,728,000	7,719,849
Washington Mutual:
"A6", Series 2004-AR4, 3.807%, 6/25/2034	5,337,000	5,112,550
"A6", Series 2004-AR5, 3.853%*, 6/25/2034	5,237,000	5,029,225
"A6", Series 2004-AR7, 3.946%, 7/25/2034	25,000	24,120
"A6", Series 2003-AR11, 3.985%, 10/25/2033	8,880,000	8,606,487
"1A1", Series 2005-AR14, 5.086%, 12/25/2035	6,065,000	6,065,000
"1A3", Series 2005-AR14, 5.086%, 12/31/2049	6,100,000	6,100,000
"4A", Series 2004-CB2, 6.5%, 8/25/2034	3,373,231	3,452,293
Washington Mutual Mortgage Securities Corp., "1A7", Series 2003-MS8, 5.5%, 5/25/2033	1,269,253	1,236,967
Wells Fargo Mortgage Backed Securities Trust:
"2A17", Series 2005-AR10, 3.5%*, 6/25/2035	6,400,000	6,146,055
"A6", Series 2004-N, 4.0%, 8/25/2034	9,025,000	8,823,194
"2A14", Series 2005-AR10, 4.11%*, 6/25/2035	8,810,000	8,543,313
"2A15", Series 2005-AR10, 4.11%*, 6/25/2035	10,065,000	9,760,323
"1A6", Series 2003-1, 4.5%, 2/25/2018	15,172	15,089
"4A2", Series 2005-AR16, 4.993%, 10/25/2035	9,500,000	9,354,472
"4A4", Series 2005-AR16, 4.993%, 10/25/2035	5,792,999	5,761,004
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $274,175,137)		270,886,327

Collateralized Mortgage Obligations 20.3%
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037	2,082,436	2,066,622
"2A3", Series 2003-W3, 4.16%, 6/25/2042	3,296,151	3,277,348
"1A3", Series 2004-W1, 4.49%, 11/25/2043	3,098,962	3,088,416
"2A3", Series 2003-W15, 4.71%, 8/25/2043	1,059,168	1,056,189
"1A3", Series 2003-W18, 4.732%, 8/25/2043	2,326,244	2,319,875
"A2", Series 2004-W4, 5.0%, 6/25/2034	7,695,000	7,662,572
"A23", Series 2004-W10, 5.0%, 8/25/2034	8,015,000	7,961,157
"1A1", Series 2004-W15, 6.0%, 8/25/2044	50,219	50,710
Federal Home Loan Mortgage Corp.:
"PT", Series 2724, 3.75%, 5/15/2016	25,000	24,552
"XR", Series 2707, 4.0%, 5/15/2016	6,939,000	6,824,837
"OC", Series 2643, 4.0%, 11/15/2026	20,000	19,302
"KB", Series 2552, 4.25%, 6/15/2027	24,819	24,653
"PN", Series 2544, 4.5%, 3/15/2026	8,055,575	8,009,418
"TG", Series 2690, 4.5%, 4/15/2032	7,576,000	7,133,252
"LC", Series 2682, 4.5%, 7/15/2032	7,035,000	6,630,969
"HP", Series 2976, 4.5%, 1/15/2033	8,425,000	8,139,520
"HG", Series 2543, 4.75%, 9/15/2028	3,687,616	3,674,584
"CA", Series 2526, 5.0%, 6/15/2016	2,246	2,244
"AJ", Series 2849, 5.0%, 5/15/2018	4,757,000	4,760,375
"QC", Series 2836, 5.0%, 9/15/2022	95,000	94,870
"OL", Series 2840, 5.0%, 11/15/2022	8,315,000	8,299,335
"PE", Series 2721, 5.0%, 1/15/2023	14,000	13,517
"PQ", Series 2844, 5.0%, 5/15/2023	100,000	100,069
"BU", Series 2911, 5.0%, 9/15/2023	40,000	39,892
"BG", Series 2640, 5.0%, 2/15/2032	1,265,000	1,229,680
"YD", Series 2737, 5.0%, 8/15/2032	6,016,056	5,815,537
"UE", Series 2764, 5.0%, 10/15/2032	10,000	9,660
"JD", Series 2778, 5.0%, 12/15/2032	8,636,000	8,307,439
"PD", Series 2844, 5.0%, 12/15/2032	9,949,000	9,547,665
"EG", Series 2836, 5.0%, 12/15/2032	9,957,000	9,571,257
"PD", Series 2783, 5.0%, 1/15/2033	6,108,000	5,875,728
"TE", Series 2780, 5.0%, 1/15/2033	7,176,000	6,919,048
"NE", Series 2802, 5.0%, 2/15/2033	90,000	86,877
"OE", Series 2840, 5.0%, 2/15/2033	5,050,000	4,847,285
"PD", Series 2893, 5.0%, 2/15/2033	30,000	28,757
"TE", Series 2827, 5.0%, 4/15/2033	65,000	62,407
"PE", Series 2864, 5.0%, 6/15/2033	40,000	38,672
"UE", Series 2911, 5.0%, 6/15/2033	10,815,000	10,413,305
"ND", Series 2950, 5.0%, 6/15/2033	11,250,000	10,768,175
"BG", Series 2869, 5.0%, 7/15/2033	1,230,000	1,181,617
"JG", Series 2937, 5.0%, 8/15/2033	55,000	53,055
"KD", Series 2915, 5.0%, 9/15/2033	5,936,000	5,701,355
"NE", Series 2921, 5.0%, 9/15/2033	12,670,000	12,140,525
"ND", Series 2938, 5.0%, 10/15/2033	40,000	38,407
"KE", Series 2934, 5.0%, 11/15/2033	53,000	51,177
"GD", Series 2497, 5.5%, 7/15/2014	1,050	1,048
"PE", Series 2378, 5.5%, 11/15/2016	8,637,000	8,725,158
"PE", Series 2405, 6.0%, 1/15/2017	6,695,000	6,896,463
"PE", Series 2450, 6.0%, 7/15/2021	40,000	40,669
"PE", Series 2492, 6.0%, 1/15/2022	42,989	43,671
"YB", Series 2205, 6.0%, 5/15/2029	732,121	737,871
Federal National Mortgage Association:
"AY", Series 2004-45, 4.5%, 12/25/2018	3,610,918	3,592,692
"GD", Series 2004-8, 4.5%, 10/25/2032	10,258,000	9,616,379
"NE", Series 2004-52, 4.5%, 7/25/2033	4,889,000	4,580,710
"A3", Series 2002-60, 4.57%, 2/25/2044	7,903	7,880
"OH" Series 2005-48, 5.0%, 7/25/2026	5,463,419	5,453,288
"PE", Series 2005-44, 5.0%, 7/25/2033	2,916,000	2,793,650
"BG", Series 2005-12, 5.0%, 10/25/2033	53,000	50,692
"EC", Series 2005-15, 5.0%, 10/25/2033	80,000	76,696
"HE", Series 2005-22, 5.0%, 10/25/2033	25,000	23,904
"PE", Series 2005-14, 5.0%, 12/25/2033	90,000	86,422
"OG", Series 2001-69, 5.5%, 12/25/2016	25,000	25,233
"MC", Series 2002-56, 5.5%, 9/25/2017	7,396	7,392
"PQ", Series 2001-64, 6.0%, 11/25/2016	955,000	975,825
"J", Series 1998-36, 6.0%, 7/18/2028	6,007,821	6,046,423
"Z", Series 2001-14, 6.0%, 5/25/2031	24,255	24,695
"A2", Series 1998-M1, 6.25%, 1/25/2008	2,986,905	3,041,931
"B", Series 1998-M5, 6.27%, 9/25/2007	19,093	19,320
"A2", Series 1998-M6, 6.32%, 8/15/2008	11,304,100	11,626,278
"HM", Series 2002-36, 6.5%, 12/25/2029	1,081	1,084
FHLMC Structured Pass-Through Securities, "A2B", Series T-56, 4.29%, 7/25/2036	421	420
Government National Mortgage Association:
"GD", Series 2004-26, 5.0%, 11/16/2032	4,686,000	4,533,049
"QE", Series 2004-11, 5.0%, 12/16/2032	28,000	26,916
"VK", Series 2002-41, 6.0%, 6/20/2018	5,494,800	5,561,970
Total Collateralized Mortgage Obligations (Cost $250,842,434)		248,579,635

Municipal Bonds and Notes 4.1%
Allegheny County, PA, Residential Finance Authority Mortgage Revenue:
Prerefunded, Series F, Zero Coupon, 8/1/2028	2,240,000	413,459
Series F, Zero Coupon, 8/1/2028	755,000	138,965
Arkansas, Industrial Development Revenue, Series A, Zero Coupon, 7/10/2014 (a)	382,000	233,860
Arkansas, State Development Finance Authority, Economic Development Revenue, Series B, 4.85%, 10/1/2012 (a)	120,000	117,004
Belmont, CA, Multi-Family Housing Revenue, Redevelopment Agency Tax Allocation, 7.55%, 8/1/2011 (a)	685,000	709,735
California, Statewide Communities Development Authority Revenue, Series A-1, 4.0%, 11/15/2006 (a)	25,000	24,796
California, Housing Finance Agency, Single Family Mortgage, Series A-1:
7.9%, 8/1/2007 (a)	205,000	206,103
8.24%, 8/1/2014 (a)	60,000	60,373
Contra Costa County, CA, Multi-Family Housing Revenue, Willow Pass Apartments, Series D, 6.8%, 12/1/2015	1,425,000	1,448,641
Fulton, MO, General Obligation, 7.5%, 7/1/2007 (a)	240,000	247,286
Hillsborough County, FL, Port District Revenue, Tampa Port Authority Project:
Zero Coupon, 6/1/2011 (a)	53,000	40,256
Zero Coupon, 12/1/2011 (a)	53,000	39,300
Hoboken, NJ, Series B:
4.76%, 2/1/2011 (a)	335,000	329,697
4.96%, 2/1/2012 (a)	3,030,000	2,993,761
5.12%, 2/1/2013 (a)	3,185,000	3,171,400
5.33%, 2/1/2018 (a)	2,130,000	2,146,209
Houston, TX, Airport System Revenue, Special Facilities, Rental Car Project, 6.88%, 1/1/2028 (a)	45,000	51,993
Illinois, State General Obligation, 4.95%, 6/1/2023	45,000	43,390
Lake Mills, IA, Hospital & Healthcare Revenue, Investors Limited, First Mortgage, 144A:
Series 1995, 7.9%, 11/1/2005	450,000	450,000
Series 1995, 8.0%, 11/1/2006	590,000	594,224
Series 1997, 8.0%, 11/1/2007	610,000	613,318
Mississippi, Single Family Housing Revenue, Home Corp. Single Family, 7.75%, 7/1/2024	812,585	836,808
New Mexico, Mortgage Finance Authority, Series 1997-C, 7.43%, 7/1/2029	226,000	226,707
New York, Multi-Family Housing Revenue, Housing Finance Agency, Series C, 8.11%, 11/15/2038	2,270,000	2,360,028
North Miami, FL, Project Revenue, Special Obligation, 7.0%, 1/1/2008 (a)	125,000	131,918
Oregon, School Boards Association, Pension Deferred Interest, Series A, Zero Coupon, 6/30/2017 (a)	17,115,000	9,238,848
Pleasantville, NJ, School District, 5.25%, 2/15/2020 (a)	45,000	44,177
Reeves County, TX, County General Obligation Lease, Certificate of Participation, Series IBC, 7.25%, 6/1/2011 (a)	2,515,000	2,576,693
Sand Creek Associates Ltd., ID, Multi-Family Housing Revenue, Limited Partnership, 8.25%, 12/1/2018	2,750,000	2,754,648
Sedgwick & Shawnee County, KS, Single Family Revenue, Series B, 8.375%, 6/1/2018	225,000	227,070
Texas, Multi-Family Housing Revenue, Housing & Community Affairs, 6.85%, 12/1/2020 (a)	1,370,000	1,458,269
Union City, NJ, Core City General Obligation, 6.25%, 1/1/2033 (a)	9,663,000	10,502,135
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012	1,680,000	1,167,970
Series A, 144A, Zero Coupon, 6/12/2013	1,865,000	1,189,311
Series C, 144A, Zero Coupon, 7/31/2013	3,730,000	2,358,330
Series D, Zero Coupon, 7/31/2013	1,865,000	1,183,604
Total Municipal Bonds and Notes (Cost $48,756,221)		50,330,286

Government National Mortgage Association 0.9%
Government National Mortgage Association, 6.0%, with various maturities from 1/15/2034 until 12/15/2034 (Cost $11,005,313)	10,642,426	10,820,135

US Treasury Obligations 12.8%
US Treasury Bond, 6.0%, 2/15/2026	30,009,000	34,498,616
US Treasury Note:
3.375%, 2/15/2008	53,953,000	52,747,474
4.75%, 5/15/2014	867,000	877,838
5.0%, 8/15/2011	67,130,000	68,871,218
Total US Treasury Obligations (Cost $159,924,898)		156,995,146
	Shares	Value ($)

Cash Equivalents 2.6%
Scudder Cash Management QP Trust, 3.83% (b) (Cost $31,294,452)	31,294,452	31,294,452
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,238,915,650)+	100.6	1,231,786,531
Other Assets and Liabilities, Net	(0.6)	(7,169,790)
Net Assets	100.0	1,224,616,741

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2005.

+ The cost for federal income tax purposes was $1,239,779,821. At October 31, 2005, net unrealized depreciation for all securities based on tax cost was $7,993,290. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,425,128 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,418,418.

(a) Bond is insured by one of these companies.

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Assurance Corp.	0.2%
Financial Guaranty Insurance Company	0.8%
Municipal Bond Investors Assurance	1.8%

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Mortgage dollar rolls included.

(d) Affiliated issuer.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Corp., Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for the presentation purposes in the investment portfolio.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of October 31, 2005
Assets
Investments: Investments in securities, at value (cost $1,207,621,198)	$ 1,200,492,079
Investment in Scudder Cash Management QP Trust, at value (cost $31,294,452)	31,294,452
Total investment in securities, at value (cost $1,238,915,650)	1,231,786,531
Cash	6,117,692
Receivable for investments sold	11,002,238
Interest receivable	10,087,853
Receivable for Fund shares sold	4,567,513
Foreign taxes recoverable	1,512
Other assets	47,087
Total assets	1,263,610,426
Liabilities
Payable for investments purchased	31,039,667
Payable for investments purchased — mortgage dollar rolls	4,293,859
Dividends payable	858,812
Deferred mortgage dollar roll income	1,457
Payable for Fund shares redeemed	1,846,719
Accrued management fee	393,898
Other accrued expenses and payables	559,273
Total liabilities	38,993,685
Net assets, at value	$ 1,224,616,741
Net Assets
Net assets consist of: Undistributed net investment income	47,817
Net unrealized appreciation (depreciation) on investments	(7,129,119)
Accumulated net realized gain (loss)	1,494,444
Paid-in capital	1,230,203,599
Net assets, at value	$ 1,224,616,741

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of October 31, 2005 (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($431,327,271 ÷ 40,203,369 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 10.73
Maximum offering price per share (100 ÷ 95.5 of $10.73)	$ 11.24

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($41,224,355 ÷ 3,844,838 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 10.72

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($54,912,973 ÷ 5,119,500 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 10.73

Investment Class

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($118,417,879 ÷ 11,057,682 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 10.71

Class R

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($6,598,497 ÷ 612,418 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 10.77

Class S

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($1,467,173 ÷ 136,772 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 10.73

Institutional Class

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($570,668,593 ÷ 53,197,269 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)

$ 10.73

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended October 31, 2005
Investment Income
Income: Interest	$ 54,290,758
Mortgage dollar roll income	163,739
Interest — Scudder Cash Management QP Trust	985,644
Total Income	55,440,141
Expenses: Management fee	4,582,151
Administrative service fee	1,376,226
Custodian fees	48,702
Distribution and shareholder servicing fees	1,918,212
Auditing	58,181
Legal	29,901
Trustees' fees and expenses	38,143
Reports to shareholders	134,936
Registration fees	98,330
Other	65,635
Total expenses, before expense reductions	8,350,417
Expense reductions	(132,502)
Total expenses, after expense reductions	8,217,915
Net investment income	47,222,226
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	2,562,731
In-kind redemption	1,533,398
4,096,129
Net unrealized appreciation (depreciation) during the period on investments	(36,813,378)
Net gain (loss) on investment transactions	(32,717,249)
Net increase (decrease) in net assets resulting from operations	$ 14,504,977

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended October 31,
	2005	2004
Operations: Net investment income	$ 47,222,226	$ 45,656,115
Net realized gain (loss) on investment transactions	4,096,129	7,597,681
Net unrealized appreciation (depreciation) during the period on investment transactions	(36,813,378)	11,159,922
Net increase (decrease) in net assets resulting from operations	14,504,977	64,413,718
Distributions to shareholders from: Net investment income: Class A	(12,890,760)	(7,843,784)
Class B	(1,394,285)	(1,530,497)
Class C	(1,729,590)	(1,821,777)
Investment Class	(4,614,211)	(4,234,717)
Class R	(199,560)	(40,548)
Class S	(25,881)	—
Institutional Class	(26,060,857)	(30,051,993)
Net realized gains: Class A	(1,062,767)	(1,318,163)
Class B	(200,798)	(316,743)
Class C	(241,099)	(382,906)
Investment Class	(488,900)	(781,741)
Class R	(16,115)	(178)
Institutional Class	(3,210,732)	(5,139,254)
Fund share transactions: Proceeds from shares sold	579,986,801	460,801,621
Reinvestment of distributions	46,483,429	44,560,480
Cost of shares redeemed	(368,469,303)	(571,130,804)
In-kind redemption	(76,287,189)	—
Redemption fees	10,304	—
Net increase (decrease) in net assets from Fund share transactions	181,724,042	(65,768,703)
Increase (decrease) in net assets	144,093,464	(54,817,286)
Net assets at beginning of period	1,080,523,277	1,135,340,563
Net assets at end of period (including accumulated distributions in excess of net investment income of $115,922 and $228,557, respectively)	$ 1,224,616,741	$ 1,080,523,277

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended October 31,	2005	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.08	$ 10.96	$ 11.08	$ 10.92
Income (loss) from investment operations: Net investment income[b]	.44	.46	.46	.17
Net realized and unrealized gain (loss) on investment transactions	(.30)	.20	.03[c]	.18
Total from investment operations	.14	.66	.49	.35
Less distributions from: Net investment income	(.44)	(.46)	(.45)	(.19)
Net realized gains on investment transactions	(.05)	(.08)	(.16)	—
Total distributions	(.49)	(.54)	(.61)	(.19)
Redemption fees	.00***	—	—	—
Net asset value, end of period	$ 10.73	$ 11.08	$ 10.96	$ 11.08
Total Return (%)[d,e]	1.28	6.17	4.43	3.29**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	431	221	176	19
Ratio of expenses before expense reductions (%)	.81	.81	.80	.83*
Ratio of expenses after expense reductions (%)	.80	.80	.80	.79*
Ratio of net investment income (%)	4.04	4.20	4.15	4.82*
Portfolio turnover rate (%)	162[f,g]	91[f]	290	152

[a] For the period from June 28, 2002 (commencement of operations of Class A shares) to October 31, 2002.

[b] Based on average shares outstanding during the period.

[c] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The portfolio turnover rate including mortgage dollar roll transactions was 177% and 190% for the years ended October 31, 2005 and 2004, respectively.

[g] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class B
Years Ended October 31,	2005	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.07	$ 10.96	$ 11.08	$ 10.92
Income (loss) from investment operations: Net investment income[b]	.36	.38	.38	.14
Net realized and unrealized gain (loss) on investment transactions	(.30)	.20	.02[c]	.18
Total from investment operations	.06	.58	.40	.32
Less distributions from: Net investment income	(.36)	(.39)	(.36)	(.16)
Net realized gains on investment transactions	(.05)	(.08)	(.16)	—
Total distributions	(.41)	(.47)	(.52)	(.16)
Redemption fees	.00***	—	—	—
Net asset value, end of period	$ 10.72	$ 11.07	$ 10.96	$ 11.08
Total Return (%)[d]	.51[e]	5.37	3.64	3.04e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41	44	43	9
Ratio of expenses before expense reductions (%)	1.56	1.55	1.49	1.58*
Ratio of expenses after expense reductions (%)	1.55	1.55	1.49	1.54*
Ratio of net investment income (%)	3.29	3.45	3.46	4.07*
Portfolio turnover rate (%)	162[f,g]	91[f]	290	152

[a] For the period from June 28, 2002 (commencement of operations of Class B shares) to October 31, 2002.

[b] Based on average shares outstanding during the period.

[c] The amount of net realized and unrealized gain shown for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The portfolio turnover rate including mortgage dollar roll transactions was 177% and 190% for the years ended October 31, 2005 and 2004, respectively.

[g] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C
Years Ended October 31,	2005	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.08	$ 10.96	$ 11.08	$ 10.92
Income (loss) from investment operations: Net investment income[b]	.36	.38	.38	.15
Net realized and unrealized gain (loss) on investment transactions	(.30)	.20	.02[c]	.17
Total from investment operations	.06	.58	.40	.32
Less distributions from: Net investment income	(.36)	(.38)	(.36)	(.16)
Net realized gains on investment transactions	(.05)	(.08)	(.16)	—
Total distributions	(.41)	(.46)	(.52)	(.16)
Redemption fees	.00***	—	—	—
Net asset value, end of period	$ 10.73	$ 11.08	$ 10.96	$ 11.08
Total Return (%)[d]	.52[e]	5.40	3.73[e]	2.96e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55	52	54	11
Ratio of expenses before expense reductions (%)	1.56	1.53	1.55	1.58*
Ratio of expenses after expense reductions (%)	1.55	1.53	1.54	1.54*
Ratio of net investment income (%)	3.29	3.47	3.41	4.07*
Portfolio turnover rate (%)	162[f,g]	91[f]	290	152

[a] For the period from June 28, 2002 (commencement of operations of Class C shares) to October 31, 2002.

[b] Based on average shares outstanding during the period.

[c] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[d] Total return does not reflect the effect of any sales changes.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The portfolio turnover rate including mortgage dollar roll transactions was 177% and 190% for the years ended October 31, 2005 and 2004, respectively.

[g] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Investment Class
Years Ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 11.06	$ 10.95	$ 11.09	$ 11.12	$ 10.24
Income (loss) from investment operations: Net investment income	.45[a]	.47[a]	.47[a]	.59[a]	.64
Net realized and unrealized gain (loss) on investment transactions	(.30)	.19	.02[b]	(.03)	.88
Total from investment operations	.15	.66	.49	.56	1.52
Less distributions from: Net investment income	(.45)	(.47)	(.47)	(.59)	(.64)
Net realized gains on investment transactions	(.05)	(.08)	(.16)	—	—
Total distributions	(.50)	(.55)	(.63)	(.59)	(.64)
Redemption fees	.00*	—	—	—	—
Net asset value, end of period	$ 10.71	$ 11.06	$ 10.95	$ 11.09	$ 11.12
Total Return (%)	1.38	6.20	4.58[c]	5.24[c]	15.39[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	118	104	108	95	34
Ratio of expenses before expense reductions (%)	.68	.76	.75	.81	.81
Ratio of expenses after expense reductions (%)	.68	.76	.66	.80	.80
Ratio of net investment income (%)	4.16	4.24	4.29	5.35	5.95
Portfolio turnover rate (%)	162[d,e]	91[d]	290	152	161

[a] Based on average shares outstanding during the period.

[b] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[c] Total return would have been lower had certain expenses not been reduced.

[d] The portfolio turnover rate including mortgage dollar roll transactions was 177% and 190% for the years ended October 31, 2005 and 2004, respectively.

[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Amount is less than $.005.

Class R
Years Ended October 31,	2005	2004	2003[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.12	$ 10.99	$ 11.07
Income (loss) from investment operations: Net investment income[b]	.41	.43	.04
Net realized and unrealized gain (loss) on investment transactions	(.30)	.17	(.12)
Total from investment operations	.11	.60	(.08)
Less distributions from: Net investment income	(.41)	(.39)	—
Net realized gains on investment transactions	(.05)	(.08)	—
Total distributions	(.46)	(.47)	—
Redemption fees	.00***	—	—
Net asset value, end of period	$ 10.77	$ 11.12	$ 10.99
Total Return (%)	1.04	6.00[c]	(.72)c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	3.01
Ratio of expenses before expense reductions (%)	1.05	1.06	1.05*
Ratio of expenses after expense reductions (%)	1.05	1.04	1.05*
Ratio of net investment income (%)	3.79	3.96	3.62*
Portfolio turnover rate (%)	162[d,e]	91[d]	290

[a] For the period from October 1, 2003 (commencement of operations of Class R shares) to October 31, 2003.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] The portfolio turnover rate including mortgage dollar roll transactions was 177% and 190% for the years ended October 31, 2005 and 2004, respectively.

[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 11.02
Income (loss) from investment operations: Net investment income[b]	.34
Net realized and unrealized gain (loss) on investment transactions	(.29)
Total from investment operations	.05
Less distributions from: Net investment income	(.34)
Redemption fees	.00***
Net asset value, end of period	$ 10.73
Total Return (%)[c]	.41**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1
Ratio of expenses before expense reductions (%)	.81*
Ratio of expenses after expense reductions (%)	.74*
Ratio of net investment income (%)	4.12*
Portfolio turnover rate (%)	162[d,e]

[a] For the period from February 1, 2005 (commencement of operations of Class S shares) to October 31, 2005.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] The portfolio turnover rate including mortgage dollar roll transactions was 177% for the period ended October 31, 2005.

[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Annualized

** Not annualized

*** Amount is less than $.005.

Institutional Class
Years Ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 11.08	$ 10.96	$ 11.08	$ 11.12	$ 10.24
Income (loss) from investment operations:
Net investment income	.47[a]	.49[a]	.49[a]	.61[a]	.67
Net realized and unrealized gain (loss) on investment transactions	(.30)	.19	.03[b]	(.03)	.88
Total from investment operations	.17	.68	.52	.58	1.55
Less distributions from: Net investment income	(.47)	(.48)	(.48)	(.62)	(.67)
Net realized gains on investment transactions	(.05)	(.08)	(.16)	—	—
Total distributions	(.52)	(.56)	(.64)	(.62)	(.67)
Redemption fees	.00*	—	—	—	—
Net asset value, end of period	$ 10.73	$ 11.08	$ 10.96	$ 11.08	$ 11.12
Total Return (%)[c]	1.52	6.43	4.70	5.49	15.56
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	571	656	755	745	740
Ratio of expenses before expense reductions (%)	.56	.56	.55	.56	.56
Ratio of expenses after expense reductions (%)	.55	.55	.55	.55	.55
Ratio of net investment income (%)	4.29	4.45	4.40	5.60	6.26
Portfolio turnover rate (%)	162[d,e]	91[d]	290	152	161

[a] Based on average shares outstanding during the period.

[b] The amount of net realized and unrealized gain shown for a share outstanding for the period ended October 31, 2003 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[c] Total return would have been lower had certain expenses not been reduced.

[d] The portfolio turnover rate including mortgage dollar roll transactions was 177% and 190% for the years ended October 31, 2005 and 2004, respectively.

[e] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

* Amount is less than $.005.

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Fixed Income Fund (the "Fund") is a diversified series of Scudder MG Investments Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. The Trust is organized as a business trust under the laws of the state of Delaware.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Investment Class shares are not subject to initial or contingent deferred sales charges. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge or contingent deferred sales charge. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. On February 1, 2005, the Fund commenced offering Class S shares. Class S shares are not subject to initial or contingent deferred sales charges. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution fees, service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Mortgage dollar rolls may be treated for purposes of the 1940 Act as borrowings by the Fund because they involve the sale of a security coupled with an agreement to repurchase. A mortgage dollar roll involves costs to the Fund. For example, while the Fund receives compensation as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the compensation received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the mortgage dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. There can be no assurance that the Portfolio's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its borrowing costs.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provisions were required.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences relate primarily to securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At October 31, 2005, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed ordinary income*	$ 2,486,144
Undistributed net long-term capital gains	$ 864,119
Net unrealized appreciation (depreciation) on investments	$ (7,993,290)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended October 31,
	2005	2004
Distributions from ordinary income*	$ 46,915,144	$ 53,069,457
Distributions from long-term capital gains	$ 5,220,411	$ 392,844

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Redemption Fees. Effective February 1, 2005, the Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days, of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund's that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the year ended October 31, 2005, purchases and sales of investment securities (excluding short-term investments, US Treasury Obligations, in-kind redemptions and mortgage dollar roll transactions) aggregated $2,297,135,858 and $1,890,789,661, respectively. Purchases and sales of US Treasury obligations aggregated $1,260,276,493 and $1,168,145,550, respectively. Purchases and sales of mortgage dollar rolls aggregated $92,042,218 and $95,328,650, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor and Administrator.

Investment Advisory Agreement. Under the Investment Advisory Agreement (the "Investment Advisory Agreement"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The management fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.40% of the Fund's average daily net assets computed and accrued daily and payable monthly.

On December 1, 2005, Aberdeen Asset Management PLC ("Aberdeen PLC") acquired from Deutsche Bank AG, the parent company of the Advisor, parts of its asset management business and related assets based in London and Philadelphia. As of December 2, 2005, and pursuant to a written contract, Aberdeen Asset Management Inc. ("AAMI"), a direct, wholly-owned subsidiary of Aberdeen PLC, serves as subadvisor to the Fund. AAMI is paid for its services by the Advisor from its fee as investment advisor to the Fund.

Administrator Service Fee. For its services as Administrator, DeAM, Inc. receives a fee (the "Administrator Service Fee") of 0.12% of the average daily net assets of Class A, B, C, Investment Class, Class R and Institutional Class shares and 0.37% of the average daily net assets of Class S shares computed and accrued daily and payable monthly. For the year ended October 31, 2005, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Waived	Unpaid at October 31, 2005
Class A	$ 384,685	$ 29,043	$ 40,869
Class B	51,286	4,172	5,106
Class C	63,575	4,944	6,284
Investment Class	133,917	—	11,639
Class R	6,349	—	1,974
Class S	2,339	471	268
Institutional Class	734,075	71,959	62,215
	$ 1,376,226	$ 110,589	$ 128,355

For the year ended October 31, 2005, the Advisor and Administrator agreed to waive its fees or reimburse expenses to the extent necessary to maintain the annual expenses of Class A, B, C, Investment Class, Class R, S and Institutional Class at 0.80%, 1.55%, 1.55%, 0.80%, 1.05%, 0.74% and 0.55%, respectively.

Scudder Investments Service Company ("SISC"), an affiliate of the Advisor and Administrator, is the Fund's transfer agent, for which it is compensated through the Administrator Service Fee Agreement. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend-paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Fund.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.25% of the average daily net assets of the Class A and R shares and 0.75% of average daily net assets of the Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class A, B, C and R shares. For the year ended October 31, 2005, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at October 31, 2005
Class A	$ 801,426	$ 89,466
Class B	320,537	26,998
Class C	397,346	35,412
Class R	13,227	2,191
	$ 1,532,536	$ 154,067

In addition, SDI or an affiliate provides information and administrative services ("Shareholder Servicing Fee") to Class B, C, Investment Class and Class R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI or an affiliate in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended October 31, 2005, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at October 31, 2005	Annual Effective Rate
Class B	$ 105,979	$ 10,125.25%
Class C	131,238	15,212.25%
Investment Class	135,761	111,836.12%
Class R	12,698	2,180.24%
	$ 385,676	$ 139,353

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended October 31, 2005, aggregated $70,318.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the year ended October 31, 2005, the CDSC for Class B and C shares aggregated $153,171 and $11,939, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the year ended October 31, 2005, SDI received $2,256.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust"), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and regulatory filing services to the Fund. For the year ended October 31, 2005, the amount charged to the Fund by DeIM included in the reports to shareholders aggregated $19,820, of which $4,800 is unpaid at October 31, 2005.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Lead Trustee of the Board and the Chairman of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

D. Investing in High Yield Securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

E. Expense Reductions

For the year ended October 31, 2005, the Advisor agreed to reimburse the Fund $17,195, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the custodian expenses. During the year ended October 31, 2005, custodian fees were reduced by $4,718 for custody credits earned.

F. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 10 percent of its net assets under the agreement.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended October 31, 2005		Year Ended October 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	26,134,206	$ 285,992,939	14,724,672	$ 161,733,196
Class B	854,685	9,348,116	1,170,867	12,867,798
Class C	1,858,656	20,342,908	1,737,701	19,101,734
Investment Class	5,428,720	59,376,657	3,423,434	37,532,432
Class R	457,637	5,026,365	338,412	3,725,253
Class S*	150,957	1,648,646	—	—
Institutional Class	18,103,307	198,251,170	20,623,885	225,841,208
		$ 579,986,801		$ 460,801,621
Shares issued to shareholders in reinvestment of distributions
Class A	1,147,409	$ 12,544,388	568,846	$ 6,239,950
Class B	110,340	1,206,975	121,325	1,330,035
Class C	124,360	1,360,572	136,646	1,496,848
Investment Class	449,748	4,910,456	443,798	4,851,174
Class R	19,197	210,762	3,711	40,726
Class S*	1,989	21,685	—	—
Institutional Class	2,397,252	26,228,591	2,794,634	30,601,747
		$ 46,483,429		$ 44,560,480
Shares redeemed
Class A	(7,053,628)	$ (77,148,872)	(11,360,726)	$ (125,209,509)
Class B	(1,081,695)	(11,826,956)	(1,272,431)	(13,940,695)
Class C	(1,591,968)	(17,419,143)	(2,049,996)	(22,448,586)
Investment Class	(4,233,058)	(46,312,263)	(4,304,210)	(47,177,743)
Class R	(142,714)	(1,560,327)	(64,726)	(712,890)
Class S*	(16,174)	(175,679)	—	—
Institutional Class	(19,536,850)	(214,026,063)	(33,088,571)	(361,641,381)
		$ (368,469,303)		$ (571,130,804)
Redemption fees		$ 10,304		$ —
In-kind redemption
Institutional Class	(6,979,615)	$ (76,287,189)	—	$ —
		$ (76,287,189)		$ —
Net increase (decrease)
Class A	20,227,987	$ 221,392,082	3,932,792	$ 42,763,637
Class B	(116,670)	(1,271,832)	19,761	257,138
Class C	391,048	4,284,627	(175,649)	(1,850,004)
Investment Class	1,645,410	17,975,332	(436,978)	3,053,089
Class R	334,120	3,677,376	277,397	(4,794,137)
Class S*	136,772	1,494,673	—	—
Institutional Class	(6,015,906)	(65,828,216)	(9,670,052)	(105,198,426)
		$ 181,724,042		$ (65,768,703)

* For the period February 1, 2005 (commencement of operations of Class S shares) to October 31, 2005.

H. In-Kind Redemption

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2005, the Fund realized $1,533,398 of net gain.

I. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. The funds' advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, however, the funds' investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

J. Subsequent Events

On December 1, 2005, Aberdeen Asset Management PLC ("Aberdeen PLC") acquired from Deutsche Bank AG, the parent company of the Advisor, parts of its asset management business and related assets based in London and Philadelphia. As of December 2, 2005, and pursuant to a written contract with the Advisor (the "Sub-Advisory Agreement"), Aberdeen Asset Management Inc. ("AAMI"), a direct wholly-owned subsidiary of Aberdeen PLC, serves as subadvisor to the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Scudder MG Investments Trust and Shareholders of Scudder Fixed Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Fixed Income Fund (the "Fund") at October 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts December 30, 2005	PricewaterhouseCoopers LLP
Tax Information (Unaudited)

Taxpayers filing on a calendar year basis will receive tax information for the 2005 calendar year after year end.

The Fund paid distributions of $0.051 per share from net long-term capital gains during its year ended October 31, 2005, of which 100% represents 15% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, Scudder Fixed Income Fund designates $1,393,000, as capital gain dividends for its year ended October 31, 2005, of which 100% represents 15% rate gains.

Shareholder Meeting Results

A Special Meeting of shareholders (the "Meeting") of Scudder Fixed Income Fund (the "Fund") was held on December 2, 2005, at the Offices of Deutsche Investment Management Americas Inc. (part of Deutsche Asset Management), 345 Park Avenue, New York, New York 10017. At the Meeting, the following matters were voted on by the shareholders (the resulting votes are presented below).

1. To approve the Amended and Restated Investment Management Agreement between Deutsche Asset Management, Inc. and Scudder MG Investments Trust, on behalf of the Fund.

Number of Votes:
For	Against	Abstain
57,214,743.839	478,003.921	1,945,498.487

2. To approve a new Sub-Advisory Agreement between Deutsche Asset Management, Inc. and Aberdeen Asset Management Inc., on behalf of the Fund.

Number of Votes:
For	Against	Abstain
57,142,160.291	521,867.442	1,974,218.514
Investment Management Agreement Approval

The Board of Trustees of the Scudder MG Investments Trust approved the Amended and Restated Investment Management Agreement with Deutsche Asset Management, Inc. (the "Advisor") and the Sub-Advisory Agreement between the Advisor and Aberdeen Asset Management, Inc. (the "AAMI" or the "Sub-Advisor") for investment advisory services for the Scudder Fixed Income Fund (the "Fund") in September 2005. Both agreements were approved by shareholders on November 28, 2005.

By way of background, prior to December 2, 2005, the Advisor served as investment advisor to the Fund pursuant to an investment management agreement with the Fund (the "Previous Investment Management Agreement"). On December 2, 2005, the Advisor began serving as investment advisor to the Fund pursuant to the "Amended and Restated Investment Management Agreement." On December 1, 2005, Aberdeen Asset Management PLC ("Aberdeen PLC") acquired from Deutsche Bank AG, the parent company of the Advisor, parts of its asset management business and related assets based in London and Philadelphia (the "Aberdeen Transaction"). As of December 2, 2005, AAMI, a direct, wholly owned subsidiary of Aberdeen PLC, and a registered investment advisor under the Investment Advisers Act of 1940, as amended, became the Sub-Advisor to the Scudder Fixed Income Fund pursuant to a written contract with the Advisor (the "Sub-Advisory Agreement"). Aberdeen PLC and its asset management subsidiaries, including AAMI, are known as "Aberdeen."

In approving the terms of the Sub-Advisory Agreement, the Board considered the following factors, among others:

The London-based and/or Philadelphia-based fixed income team that managed the Fund prior to the Aberdeen Transaction would become employees of Aberdeen and would continue to manage the Fund as employees of Aberdeen. In this regard, the Board also considered Aberdeen PLC's assurances regarding the arrangements and incentives that had been established to ensure continued employment with Aberdeen of key members of this investment team. The Board concluded that continued access to the services provided by this team was in the best interests of the Fund and its shareholders.

The advisory fees paid by the Fund would not change as a result of implementing the Sub-Advisory Agreement, and the overall scope of services provided to the Fund and the standard of care applicable to those services would not be adversely affected. In this regard, the Board also considered the Advisor's and Aberdeen PLC's representations that they do not expect any diminution in the nature or quality of services provided to the Fund after the Aberdeen Transaction.

The terms of the Sub-Advisory Agreement are consistent with other sub-advisory agreements considered by the Board and determined to be in the best interests of shareholders. The Board considered the fees payable to AAMI by the Advisor under the Sub-Advisory Agreement, including how they related to the fees paid to sub-advisors of other similar funds, and concluded that they were fair and reasonable. The Board also considered the portion of the fees retained by the Advisor under the Amended and Restated Investment Management Agreement in light of the services the Advisor would continue to provide and its estimated costs of providing such services and concluded that the fees are fair and reasonable.

The benefits to the Advisor, Aberdeen PLC and their respective affiliates from the Aberdeen Transaction, including the Advisor's conflicts of interest in recommending to the Board that they approve the Sub-Advisory Agreement.

The resources and operations of Aberdeen, including the experience and professional qualifications of Aberdeen personnel that would be providing compliance and other services to the Fund. The Board noted that, pursuant to the Amended and Restated Investment Management Agreement, the Advisor will oversee the management of the Fund's portfolio by AAMI, and will continue to provide the same administrative services that it provided under the Previous Investment Management Agreement.

The Advisor's commitment to pay all costs associated with obtaining shareholder approval of the Amended and Restated Investment Management Agreement, and the Sub-Advisory Agreement.

The Board also evaluated the Amended and Restated Investment Management Agreement in conjunction with its broader annual review of all contractual arrangements between the Fund and the Advisor and its affiliates. With regard to the Amended and Restated Investment Management Agreement, the Board considered in particular that its terms would be substantially identical to the terms of the Previous Investment Management Agreement, except that the Amended and Restated Investment Management Agreement contains a provision specifically authorizing the Advisor to delegate some or all of its advisory duties to an unaffiliated sub-advisor (such as AAMI).

The factors considered by the Board in connection with its general contract review are set forth below. In terms of the process the Trustees followed prior to approving the contracts, shareholders should know that:

At the present time, all but one of your Fund's Trustees are independent of the Advisor and Sub-Advisor and their affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters.

The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters.

The Advisor and its predecessors have managed the Fund since inception, and the Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, the Advisor is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business with extensive investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus only on fund performance and fees, but the Fund's Trustees consider these and many other factors, including the quality and integrity of the Advisor's personnel and back-office operations, fund valuations, and compliance policies and procedures. The Trustees noted that the Advisor has also implemented new, forward-looking policies and procedures in many important areas, such as those involving brokerage commissions and so-called "soft dollars," even when not obligated to do so by law or regulation.

In determining to approve the contract, the Board considered factors that they believe relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to the Advisor by similar funds and institutional accounts advised by the Advisor. With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the fee rate paid by the Fund (Institutional Class shares) was higher than the median (3rd quartile) of the applicable Lipper universe as of December 31, 2004. The Board gave only limited consideration to fees paid by similar institutional accounts advised by the Advisor, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. The Board concluded that the fee schedules in effect for the Fund represented reasonable compensation in light of the nature, extent and quality of the services being provided to the Fund, the performance of the Fund and fees paid by similar Funds.

The extent to which economies of scale would be realized as the Fund grows. In this regard, the Board noted that even though the Fund's investment management fee schedule includes no fee breakpoints, the Advisor has indicated that it intends to propose a breakpoint schedule for the Fund in the near future. The Board concluded that the Fund's fee schedule will represent an appropriate sharing between Fund shareholders and the Advisor of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expense of the Fund relative to the Fund's peer group as determined by Lipper. In this regard, the Board noted that the total expenses of the Fund (Institutional Class shares) for the year ending December 31, 2004 were somewhat lower than the median (2nd quartile) of the applicable Lipper universe. The Board also considered the expense limitations agreed to by the Advisor that serve to ensure that the Fund's total operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and the Advisor relative to industry peer groups. The Board noted that for the one- and five-year periods ended June 30, 2005, the Fund's (Institutional Class shares) performance was in the 1st quartile of the applicable Lipper universe and that for the three-year period its performance was in the 2nd quartile. The Board also observed that the Fund outperformed its benchmark in the one-, three- and five-year periods. The Board recognized that the Advisor has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by the Advisor. The Board considered extensive information regarding the Advisor, including the Advisor's personnel, particularly those personnel with responsibilities for providing services to the Fund, resources, policies and investment processes. The Board also considered the terms of the Amended and Restated Investment Management Agreement, including the scope of services provided under such agreement. In this regard, the Board concluded that the quality and range of services provided by the Advisor have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, the Advisor and its affiliates from their relationships with the Fund. TheBoard reviewed information concerning the costs incurred and profits realized by the Advisor during 2004 from providing investment management services to the Fund and, separately, to the entire Scudder fund complex, and reviewed with the Advisor the cost allocation methodology used to determine its profitability. In analyzing the Advisor's costs and profits, the Board also reviewed the fees paid to, and services provided by, the Advisor and its affiliates with respect to administrative services, fund accounting, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans). As part of this review, the Board considered information provided by an independent accounting firm engaged to review the Advisor's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by the Advisor and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited, the Advisor's overall profitability with respect to the Scudder fund complex (after taking into account distribution and other services provided by the Advisor and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

The practices of the Advisor regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund, including the Advisor's soft dollar practices. In this regard, the Board observed that the Advisor had voluntarily terminated the practice of allocating brokerage commissions to acquire research services from third-party service providers. The Board indicated that it would continue to monitor the Fund's trading activities to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

The Advisor's commitment to, and record of, compliance including its written compliance policies and procedures. In this regard, the Board considered the Advisor's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by the Advisor to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the Advisor's chief compliance officer, who reports to the Board; (ii) the large number of compliance personnel who report to the Advisor's chief compliance officer; and (iii) the substantial commitment of resources by the Advisor to compliance matters.

Deutsche Bank's commitment to restructuring and growing its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for investing in the growth of its US mutual fund business and the potential benefits to the Fund's shareholders.

Based on all of the foregoing, the Board concluded that the Amended and Restated Investment Management Agreement was in the best interests of Fund shareholders. In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the agreement.

Trustees and Officers

Independent Trustees
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard R. Burt 2/3/47 Trustee since 2002

Chairman, Diligence Inc. (international information collection and risk-management firm (since September 2002); Chairman, IEP Advisors, Inc. (July 1998-present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (since April 1999), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (since July 1996); Director, The European Equity Fund, Inc. (since 2000), The New Germany Fund, Inc. (since 2004), The Central Europe and Russia Fund, Inc. (since 2000), Scudder Global High Income Fund, Inc. (since 2005), Scudder Global Commodities Stock Fund, Inc. (since 2005). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001); Chairman of the Board, Weirton Steel Corporation[3] (April 1996-2004).

		54
S. Leland Dill 3/28/30 Trustee since 2002	Trustee, Phoenix Euclid Market Neutral Fund (since May 1998), Phoenix Funds (25 portfolios) (since May 2004) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992), Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986); Trustee, Phoenix Zweig Series Trust (September 1989-May 2004).	51
Martin J. Gruber 7/15/37 Trustee since 2002

Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1965); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies), Scudder Global High Income Fund, Inc. (since 2005), Scudder Global Commodities Stock Fund, Inc. (since 2005). Formerly, Trustee, TIAA (pension funds) (January 1996-January 2000); Trustee, CREF and CREF Mutual Funds (January 2000-March 2005); Chairman, CREF and CREF Mutual Funds, (February 2004-March 2005) and Director, S.G. Cowen Mutual Funds (January 1985-January 2001).

		51
Richard J. Herring 2/18/46 Trustee since 2002	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	51
Graham E. Jones 1/31/33 Trustee since 1993	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 7 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998); Director, Scudder Global High Income Fund, Inc. (since 2005), Scudder Global Commodities Stock Fund, Inc. (since 2005). Formerly, Trustee, Morgan Stanley Asset Management, various funds (1985-2001); Trustee, Weiss, Peck and Greer, various funds (1985-2005).	51
Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994-present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994-present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-present); Director, Scudder Global High Income Fund, Inc. (since 2005), Scudder Global Commodities Stock Fund, Inc. (since 2005). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005).	51
Philip Saunders, Jr. 10/11/35 Trustee since 2002	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	51
William N. Searcy 9/3/46 Trustee since 1993	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-October 2003).	51
Interested Trustee
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
William N. Shiebler[4] 2/6/42 Trustee since 2004	Vice Chairman, Deutsche Asset Management ("DeAM") and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999).	120
Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Vincent J. Esposito[6] 6/8/56 President since 2005

Managing Director[5], Deutsche Asset Management (since 2003); President and Chief Executive Officer of The Central Europe and Russia Fund, Inc., The European Equity Fund, Inc., The New Germany Fund, Inc. (since 2003) (registered investment companies); Vice Chairman and Director of The Brazil Fund, Inc. (2004-present); formerly, Managing Director, Putnam Investments (1991-2002).

Paul H. Schubert[6] 1/11/63 Chief Financial Officer since 2004 Treasurer since June 2005

Managing Director[5], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998).

John Millette[7] 8/23/62 Secretary since 2003	Director[5], Deutsche Asset Management.
Patricia DeFilippis[6] 6/21/63 Assistant Secretary since 2005	Vice President, Deutsche Asset Management (since June 2005); Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003).
Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003

Consultant. Formerly, Managing Director, Deutsche Asset Management (2002-2005); Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998); Director, Deutsche Global Funds Ltd. (2002-2004).

Elisa D. Metzger 9/15/62 Assistant Secretary since 2005	Director[5], Deutsche Asset Management (since September 2005); Counsel, Morrison and Foerster LLP (1999-2005).
Caroline Pearson[7] 4/1/62 Assistant Secretary since 2002	Managing Director[5], Deutsche Asset Management.
Scott M. McHugh[7] 9/13/71 Assistant Treasurer since 2005	Director[5], Deutsche Asset Management.
Kathleen Sullivan D'Eramo[7] 1/25/57 Assistant Treasurer since 2003	Director[5], Deutsche Asset Management.
John Robbins[6] 4/8/66 Anti-Money Laundering Compliance Officer since 2005	Managing Director[5], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005).
Philip Gallo[6] (1962) 8/2/62 Chief Compliance Officer since 2004	Managing Director[5], Deutsche Asset Management (2003-present). Formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003).

1 Unless otherwise indicated, the mailing address of each Trustee and officer with respect to fund operations is One South Street, Baltimore, MD 21202.

2 Length of time served represents the date that each Trustee or officer first began serving in that position with Scudder MG Investments Trust of which this fund is a series.

3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

4 Mr. Shiebler is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler's business address is 345 Park Avenue, New York, New York 10154.

5 Executive title, not a board directorship

6 Address: 345 Park Avenue, New York, New York 10154

7 Address: Two International Place, Boston, Massachusetts 02110

The fund's Statement of Additional Information includes additional information about the fund's Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

Account Management Resources

For shareholders of Classes A, B, C, Investment and Institutional

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Investment Class	Institutional Class
Nasdaq Symbol	SFXAX	SFXBX	SFXCX	MFISX	MFINX
CUSIP Number	81116P 824	81116P 816	81116P 790	81116P 832	81116P 840
Fund Number	493	693	793	816	593

For shareholders of Class R

Automated Information Lines	Scudder Flex Plan Access (800) 532-8411 24-hour access to your retirement plan account.
Web Site

scudder.com

Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 543-5776 To speak with a Scudder service representative.
Written Correspondence	Scudder Retirement Services 222 South Riverside Plaza Chicago, IL 60606-5806
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Nasdaq Symbol	SFXRF
CUSIP Number	81116P 568
Fund Number	1504

For shareholders of Class S

Automated Information Lines	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	myScudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites — myScudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Nasdaq Symbol	SFXSX
Cusip Number	81116P 543
Fund Number	394
Notes

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

As of the end of the period, October 31, 2005, Scudder MG Investments Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr.
Graham E. Jones. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                            SCUDDER FIXED INCOME FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's independent registered public accounting firm, billed to the
Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

  Services that the Fund's Independent Registered Public Accounting Firm Billed
                                   to the Fund

--------------------------------------------------------------------------------
  Fiscal            Audit           Audit-                              All
   Year             Fees           Related           Tax Fees        Other Fees
  Ended            Billed         Fees Billed        Billed           Billed
October 31        to Fund          to Fund           to Fund          to Fund
--------------------------------------------------------------------------------
2005              $48,650           $225               $0               $0
--------------------------------------------------------------------------------
2004              $47,700           $185             $6,635             $0
--------------------------------------------------------------------------------

The above "Audit- Related Fees" were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

  Services that the Fund's Independent Registered Public Accounting Firm Billed
              to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------------------------------------------------------------------------
                                             Tax Fees
                     Audit-Related           Billed to             All Other
                      Fees Billed           Adviser and           Fees Billed
   Fiscal             to Adviser            Affiliated            to Adviser
    Year            and Affiliated             Fund             and Affiliated
    Ended            Fund Service             Service            Fund Service
 October 31           Providers              Providers             Providers
--------------------------------------------------------------------------------
2005                 $309,400                $197,605                 $0
--------------------------------------------------------------------------------
2004                 $453,907                  $0                     $0
--------------------------------------------------------------------------------

The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures and the above "Tax Fees" were billed in connection with consultation services and agreed-upon procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

--------------------------------------------------------------------------------
                                  Total
                                Non-Audit
                              Fees billed to
                               Adviser and
                              Affiliated Fund          Total
                                Service              Non-Audit
                                Providers           Fees billed
                              (engagements           to Adviser
                                  related              and
                 Total        directly to the       Affiliated
               Non-Audit        operations         Fund Service
                 Fees         and financial         Providers
   Fiscal      Billed to        reporting           (all other      Total of
    Year         Fund          of the Fund)        engagements)     (A), (B)
    Ended
 October 31       (A)             (B)                  (C)           and (C)
--------------------------------------------------------------------------------
2005              $0           $197,605               $104,635      $302,240
--------------------------------------------------------------------------------
2004            $6,635            $0                 $1,153,767    $1,160,402
--------------------------------------------------------------------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Fixed Income Fund, a series of
                                    Scudder MG Investments Trust

By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               January 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Fixed Income Fund, a series of
                                    Scudder MG Investments Trust

By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               January 3, 2006

By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               January 3, 2006